     SUPPLEMENT TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

                    CREDIT SUISSE GLOBAL HEALTH SCIENCES FUND
                      CREDIT SUISSE GLOBAL TECHNOLOGY FUND
                  CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND
                     CREDIT SUISSE SHORT DURATION BOND FUND
                     CREDIT SUISSE CAPITAL APPRECIATION FUND
                 CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
                        CREDIT SUISSE INSTITUTIONAL FUND
                            - SELECT EQUITY PORTFOLIO
                           - SMALL CAP VALUE PORTFOLIO
                         CREDIT SUISSE JAPAN EQUITY FUND
                         CREDIT SUISSE CASH RESERVE FUND
                  CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND
                             - GOVERNMENT PORTFOLIO
                                - PRIME PORTFOLIO
                     CREDIT SUISSE NEW YORK TAX EXEMPT FUND
                               CREDIT SUISSE TRUST
                              - BLUE CHIP PORTFOLIO
                           - EMERGING GROWTH PORTFOLIO
                          - EMERGING MARKETS PORTFOLIO
                     - GLOBAL POST-VENTURE CAPITAL PORTFOLIO
                          - GLOBAL TECHNOLOGY PORTFOLIO
                             - HIGH YIELD PORTFOLIO
                         - INTERNATIONAL FOCUS PORTFOLIO
                           - LARGE CAP VALUE PORTFOLIO
                          - SMALL CAP GROWTH PORTFOLIO
                           - SMALL CAP VALUE PORTFOLIO
                         - STRATEGIC SMALL CAP PORTFOLIO

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUNDS' PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION ("SAI").

BACKGROUND

The Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act") changes the United States federal income taxation of dividends received by individuals. This supplement updates the statements in the "Taxes" section of the Prospectus and the "Additional Information Concerning Taxes" section of the SAI, which were prepared before the Act became law on May 28, 2003.

CHANGES TO TAXATION OF DIVIDENDS

Dividends received by an individual from a U.S. corporation or a qualifying foreign corporation are generally subject to tax at graduated rates, which are equal to the rates applicable to long-term capital gains of individuals and are lower than ordinary income tax rates, provided that the individual receiving the dividend satisfies certain holding period requirements. The maximum rate applicable to such dividends is 15%.

The amount of dividends from a mutual fund that will be eligible for the lower rates, however, cannot exceed the amount of dividends received by the mutual fund that are qualifying dividends (i.e., dividends from U.S. corporations or certain qualifying foreign corporations). Thus, to the extent dividends from a mutual fund are attributable to other sources, such as taxable interest, fees from securities lending transactions, most distributions from real estate investment trusts, section 988 transactions, and short term capital gains, such dividends will not be eligible for the lower rates. Nonetheless, the Act provides that if at least 95% of the mutual fund's "gross income" is from qualifying dividends, then 100% of its dividends will be eligible for the lower rates. For these purposes, a mutual fund's "gross income" does not include gain from the disposition of stock or securities except to the extent the net short-term capital gain from such sales exceeds the net long-term capital loss from such sales.

The Act also provides that if an individual receives a dividend qualifying for the lower rates and such dividend constitutes an "extraordinary dividend," and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the "extraordinary dividend" was paid, then the loss will be long-term capital loss to the extent of such "extraordinary dividend." An "extraordinary dividend" on common stock for this purpose is generally a dividend (1) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (2) in an amount greater than or equal to 20% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

The Act lowers, from 20% to 15%, the maximum tax rates generally applicable to long-term capital gains recognized by individuals on or after May 6, 2003. Thus, long-term capital gains recognized by individuals upon the sale or redemption of mutual fund shares on or after May 6, 2003, and distributions to individuals of long-term capital gains recognized by mutual funds on or after May 6, 2003, will be subject to a maximum rate of tax of 15%. The Act does not otherwise change the taxation of capital gain distributions.

We will send you information after the end of each year setting forth the amount of dividends paid by us that qualifies for the reduced rates.

The Act also reduces the rate of backup withholding from 30% to 28%.

EFFECTIVE DATES OF THE ACT

The Act is generally effective for tax years beginning after December 31, 2002, through tax years beginning on or before December 31, 2008.

Dated: June 25, 2003                              16-0603
                                                  for
                                                  WPGHC

                                                  CSGHA
                                                  WPGTC
                                                  CSGTA
                                                  CSISB
                                                  CSSDA
                                                  WPUSL
                                                  ADCAP
                                                  CSCAL
                                                  WPISF
                                                  ADGPV
                                                  CSGPV
                                                  CSISC
                                                  WPJPN
                                                  CSJGA
                                                  WPMMF
                                                  CSMMA
                                                  CSPPA
                                                  CSPPB
                                                  CSPPC
                                                  CSGVA
                                                  CSGVB
                                                  CSGVC
                                                  TRBLC
                                                  TREMG
                                                  TREMK
                                                  TRGPV
                                                  TRGLT
                                                  TRHYL
                                                  TRINF
                                                  TRLCV
                                                  TRSCG
                                                  TRSCV
                                                  CSTSC
                                                  TRSSC
                                                  2003-037